Syndicated Revolving Loan Facility (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Instrument [Line Items]
Loans advanced	$ 1,543.8	$ 1,167.9	$ 1,619.9	$ 1,312.3
Collateralized | Syndicated revolving loan facility
Debt Instrument [Line Items]
Balance at beginning			72.0
Loans advanced			200.0
Long and short-term loans repaid			$ (272.0)